Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,001,567.62

Principal:
Principal Collections	$10,990,767.08
Prepayments in Full	$6,509,411.39
Liquidation Proceeds	$200,784.68
Recoveries	$85,214.66
Sub Total	$17,786,177.81
Collections	$18,787,745.43

Purchase Amounts:
Purchase Amounts Related to Principal	$455,596.84
Purchase Amounts Related to Interest	$2,344.09
Sub Total	$457,940.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,245,686.36

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,245,686.36
Servicing Fee	$257,441.29	$257,441.29	$0.00	$0.00	$18,988,245.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,988,245.07
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,988,245.07
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$18,988,245.07
Interest - Class A-4 Notes	$238,130.32	$238,130.32	$0.00	$0.00	$18,750,114.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,750,114.75
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$18,663,733.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,663,733.58
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$18,600,923.83
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,600,923.83
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$18,520,200.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,520,200.83
Regular Principal Payment	$16,018,048.94	$16,018,048.94	$0.00	$0.00	$2,502,151.89
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,502,151.89
Residuel Released to Depositor	$0.00	$2,502,151.89	$0.00	$0.00	$0.00
Total		$19,245,686.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,018,048.94
Total					$16,018,048.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,018,048.94	$83.06	$238,130.32	$1.23	$16,256,179.26	$84.29
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$16,018,048.94	$11.54	$468,044.24	$0.34	$16,486,093.18	$11.88

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$180,858,468.66	0.9378680	$164,840,419.72	0.8548041
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$276,088,468.66	0.1989440	$260,070,419.72	0.1874017

Pool Information
Weighted Average APR	4.203%	4.210%
Weighted Average Remaining Term	28.60	27.79
Number of Receivables Outstanding	27,534	26,064
Pool Balance	$308,929,546.15	$290,704,102.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$276,088,468.66	$260,070,419.72
Pool Factor	0.2008216	0.1889741

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$30,633,682.75
Targeted Overcollateralization Amount	$30,633,682.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,633,682.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	36

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$68,883.69
(Recoveries)		142	$85,214.66
Net Losses for Current Collection Period			$(16,330.97)
Cumulative Net Losses Last Collection Period			$11,083,221.90
Cumulative Net Losses for all Collection Periods			$11,066,890.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.06)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.80%	618	$8,130,513.44
61-90 Days Delinquent	0.28%	59	$807,909.46
91-120 Days Delinquent	0.08%	14	$229,266.19
Over 120 Days Delinquent	0.38%	85	$1,105,153.36
Total Delinquent Receivables	3.53%	776	$10,272,842.45

Repossession Inventory:
Repossessed in the Current Collection Period		13	$202,530.54
Total Repossessed Inventory		18	$315,121.55

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1324%
Preceding Collection Period			0.4654%
Current Collection Period			(0.0654)%
Three Month Average			0.1775%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5943%
Preceding Collection Period			0.5993%
Current Collection Period			0.6062%
Three Month Average			0.5999%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer